DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss) [Table Text Block]
The effect of derivative instruments in cash flow hedging relationships on the Consolidated Statements of Income were as follows:

Derivatives in Cash Flow Hedging Relationship	Location of Gain or (Loss) Reclassified from AOCI into income	Gain (loss) reclassified in AOCI on Derivatives		Gain (loss) recognized in OCI on Derivatives
(Dollars in thousands)		December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Interest rate contracts	Interest income/(expense)	$(795)	$(237)	$(1,176)	$3,755

Summary of Derivative Financial Instruments and Balances
The following table details the classification and amounts of interest rate derivatives, foreign exchange contracts and cash flow hedges recognized in the Consolidated Balance Sheets:

	December 31, 2024			December 31, 2023
		Estimated fair value			Estimated fair value
(Dollars in thousands)	Notional amount	Gain (1)	Loss (2)	Notional amount	Gain (1)	Loss (2)
Derivatives not designated as qualifying hedging instruments
Interest rate derivatives-instruments associated with loans (3)
Matched interest rate swaps with borrower	$2,211,542	$6,849	$(95,341)	$2,172,714	$13,232	$(104,343)
Matched interest rate swaps with counterparty	2,211,542	95,292	(6,849)	2,172,714	104,092	(13,232)
Foreign exchange contracts (4)
Matched foreign exchange contracts with customers	5,772,686	161,686	(132,732)	7,021,569	84,731	(60,825)
Matched foreign exchange contracts with counterparty	5,741,839	132,732	(161,686)	6,972,870	60,825	(84,731)
Commodity contracts(5)
Matched commodity with client	1,717	0	(158)	0	0	0
Matched commodity with counterparty	1,701	158	0	0	0	0
Total derivatives not designated as qualifying hedging instruments	15,941,027	396,717	(396,766)	18,339,867	262,880	(263,131)

Derivatives designated as qualifying hedging instruments
Cash flow hedges (6)
Interest rate collars and floors	1,000,000	387	(619)	1,000,000	6,896	0
Total derivatives designated as qualifying hedging instruments	1,000,000	387	(619)	1,000,000	6,896	0
Total	$16,941,027	$397,104	$(397,385)	$19,339,867	$269,776	$(263,131)
(1) Derivative assets are included in Accrued interest and other assets in the Consolidated Balance Sheets.
(2) Derivative liabilities are included in Accrued interest and other liabilities in the Consolidated Balance Sheets.
(3) Changes in fair value are included in Client derivative fees in the Consolidated Statements of Income.
(4) Changes in fair value are included in Foreign exchange income in the Consolidated Statements of Income.
(5) Changes in fair value are included in Client derivative fees in the Consolidated Statements of Income.
(6) Changes in fair value are included in Accumulated comprehensive income in the Consolidated Balance sheets.

Disclosure by Type of Financial Instrument [Table Text Block]
The following table discloses the gross and net amounts of derivative contracts recognized in the Consolidated Balance Sheets:

	December 31, 2024			December 31, 2023
(Dollars in thousands)	Gross amounts of recognized assets/ (liabilities)	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of assets/(liabilities) presented in the Consolidated Balance Sheets	Gross amounts of recognized assets/ (liabilities)	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of assets/(liabilities) presented in the Consolidated Balance Sheets
Interest rate contracts	$(242,720)	$102,141	$(140,579)	$(117,324)	$270,678	$153,354
Foreign exchange contracts	(294,418)	144,710	(149,708)	(145,556)	55,959	(89,597)
Commodity contracts	(158)	158	0	0	0	0
Cash flow hedges	1,917	(619)	1,298	6,896	(4,886)	2,010
Total	$(535,379)	$246,390	$(288,989)	$(255,984)	$321,751	$65,767

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments and the average remaining maturities at December 31, 2024:

(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value
Interest rate contracts
Receive fixed, matched interest rate swaps with borrower	$2,211,542	4.1	$(88,492)
Pay fixed, matched interest rate swaps with counterparty	2,211,542	4.1	88,443
Foreign exchange contracts
Foreign exchange contracts - pay USD	5,772,686	0.7	28,954
Foreign exchange contracts - receive USD	5,741,839	0.7	(28,954)
Commodities contracts
Client commodity contracts	1,717	0.3	(158)
Counterparty commodity contracts	1,701	0.3	158
Total client derivatives	15,941,027	1.6	(49)

Cash flow hedges
Interest rate collars and floors on loan pools	1,000,000	2.5	(232)
Total cash flow hedges	1,000,000	2.5	(232)
Total	$16,941,027	1.7	$(281)